Average Annual Total Returns - Government Securities Fund	Fund Shares 1 Year	Fund Shares 5 Years (or Life of Class)	Fund Shares 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years (or Life of Class)	Inst. Shares 1 Year	Inst. Shares 5 Years (or Life of Class)		Inst. Shares 10 Years (or Life of Class)	Class A 1 Year	Class A 5 Years (or Life of Class)	Class A 10 Years (or Life of Class)		R6 Shares 1 Year	R6 Shares 5 Years (or Life of Class)		R6 Shares 10 Years (or Life of Class)	Bloomberg Barclays U.S. Aggregate Government Intermediate & MBS Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Government Intermediate & MBS Index (reflects no deduction for fees, expenses, or taxes) 5 Years (or Life of Class)	Bloomberg Barclays U.S. Aggregate Government Intermediate & MBS Index (reflects no deduction for fees, expenses, or taxes) 10 Years (or Life of Class)	Lipper Intermediate U.S. Government Funds Index (reflects no deduction for taxes) 1 Year	Lipper Intermediate U.S. Government Funds Index (reflects no deduction for taxes) 5 Years (or Life of Class)	Lipper Intermediate U.S. Government Funds Index (reflects no deduction for taxes) 10 Years (or Life of Class)
Total	5.59%	2.01%	2.57%	4.53%	1.05%	1.49%	3.30%	1.11%	1.52%	5.67%	2.20%	[1]		2.91%	1.28%	1.83%	[1]	5.70%	2.68%	[1]		5.72%	2.26%	2.74%	5.94%	2.07%	2.89%

[1]	The inception dates of the Institutional Shares, Class A shares (redesignated from Adviser Shares), and R6 Shares were August 7, 2015, August 1, 2010, and December 1, 2016, respectively.